Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Other Liabilities [Abstract]
Principal Components Of The Company's Other Liabilities
56

	December 31, 2013	December 31, 2012
	(Dollars in thousands)
Net current tax provision.............................................	$ 1,517	$ 9,985
Lease incentive obligation.............................................	8,534	9,483
Deferred rent payable...................................................	9,169	7,773
Unamortized lease discounts.........................................	256	1,345
Other...........................................................................	1,047	645

Total other liabilities.....................................................	$ 20,523	$ 29,231